Significant Customer Concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Significant Customer Concentration	Note 16 Significant Customer Concentration: No single customer accounted for more than 10% of total company revenues of discontinued operations for the years ended December 31, 2017 and 2016.